Condensed Consolidating Statement of Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net Income	$ 618,158		$ 107,681		$ 216,691
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	0		0		0
Provision (reversal) for loan losses	228,072		325,424		170,016
Goodwill impairment charge	0		0		3,801
Amortization of intangibles	9,326		9,378		12,144
Depreciation and amortization of premises and equipment	53,300		48,364		46,874
Net accretion of discounts and amortization of premiums and deferred fees	(87,154)		(22,310)		(40,786)
Share-based compensation	10,521		0		0
Impairment losses on long-lived assets	272		4,784		0
Other-than-temporary impairment on investment securities	0		8,299		209
Fair value adjustments on mortgage servicing rights	8,477		36,519		25,336
FDIC loss share (income) expense	(94,725)		10,066		207,779
Adjustments (expense) to indemnity reserves on loans sold	12,959		22,377		17,285
Earnings from investments under the equity method, net of dividends or distributions	(24,217)		(18,247)		(14,405)
Deferred income tax (benefit) expense	(12,320)		207,428		61,574
Loss (gain) on:
Disposition of premises and equipment and other productive assets	15,984		4,281		4,094
Proceeds from insurance claims	(20,147)		0		0
Early extinguishment of debt	12,522		0		0
Sale and valuation adjustments of debt securities	0		(83)		(39)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(9,681)		(16,670)		(35,517)
Sale of foreclosed assets, including write-downs	6,833		21,715		19,357
Acquisitions of loans held-for-sale	(232,264)		(244,385)		(310,217)
Proceeds from sale of loans held-for-sale	66,687		69,464		89,887
Net originations on loans held-for-sale	(254,582)		(315,522)		(510,783)
Net decrease (increase) in:
Trading debt securities	458,447		503,108		754,478
Equity securities	(1,622)		(1,269)		8,487
Accrued income receivable	49,288		(75,802)		(13,808)
Other assets	264,841		(65,844)		(47,130)
Net (decrease) increase in:
Interest payable	(9,786)		2,549		165
Pension and other postretirement benefits obligation	4,558		(13,100)		(55,678)
Other liabilities	(226,244)		28,279		(13,241)
Total adjustments	229,345		528,803		379,882
Net cash (used in) provided by operating activities	847,503		636,484		596,573
Cash flows from investing activities:
Net increase (decrease) in money market investments	1,083,515		(2,366,932)		(713,538)
Purchases of investment securities:
Available-for-sale	(10,050,165)		(4,139,650)		(3,407,779)
Equity	(13,068)		(29,672)		(14,130)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	6,946,209		2,023,295		1,227,966
Held-to-maturity	7,280		6,232		4,588
Equity	0		0		9,539
Proceeds from sale of investment securities:
Available-for-sale	0		14,423		4,815
Equity	24,209		30,250		0
Net repayments (disbursements) on loans	(6,665)		(398,676)		(267,205)
Proceeds from sale of loans	29,669		415		141,363
Acquisition of loan portfolios	(601,550)		(535,534)		(535,445)
Acquisition of trademark	0		0		0
Net payments (to) from FDIC under loss sharing agreements	(25,012)		(7,679)		98,518
Payments to acquire businesses, net of cash acquired	(1,843,333)		0		0
Capital Contribution Subsidiaries	0		0
Return of capital from wholly owned subsidiaries	0		0		0
Acquisition of premises and equipment	(80,549)		(62,697)		(100,320)
Proceeds from insurance claims	20,147		0		0
Proceeds from sale of:
Premises and equipment and other productive assets	9,185		9,753		8,897
Foreclosed assets	105,371		96,540		83,357
Net cash (used in) provided by investing activities	(4,390,667)		(5,351,738)		(3,454,526)
Net increase (decrease) in:
Deposits	4,259,651		4,954,105		3,286,428
Assets sold under agreements to repurchase	(109,391)		(88,505)		(282,719)
Other short-term borrowings	(96,167)		95,008		0
Payments of notes payable	(755,966)		(95,607)		(254,816)
Payments for debt extinguishment	(12,522)		0		0
Proceeds from issuance of notes payable	473,819		55,000		165,047
Proceeds from issuance of common stock	7,268		7,016		7,437
Dividends paid to parent company	0		0		0
Dividends paid	(105,441)		(95,910)		(65,932)
Net payments for repurchase of common stock	(125,264)		(75,664)		(563)
Return of capital to parent company	0		0		0
Capital contribution from parent	0		0
Payments related to tax witholding for share-based compensation	(2,201)		(1,756)		(1,623)
Net cash (used in) provided by financing activities	3,533,786		4,753,687		2,853,259
Net (decrease) increase in cash and due from banks, and restricted cash	(9,378)		38,433		(4,694)
Cash and due from banks and restricted cash at beginning of period	412,629	[1]	374,196		378,890
Cash and due from banks and restricted cash at end of period	403,251	[1]	412,629	[1]	374,196
Elimination
Cash flows from operating activities:
Net Income	(730,967)		15,088		(291,369)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	277,790		(223,014)		188,996
Provision (reversal) for loan losses	0		0		0
Goodwill impairment charge					0
Amortization of intangibles	0		0		0
Depreciation and amortization of premises and equipment	0		0		0
Net accretion of discounts and amortization of premiums and deferred fees	0		0		0
Share-based compensation	0
Impairment losses on long-lived assets	0		0
Other-than-temporary impairment on investment securities			0		0
Fair value adjustments on mortgage servicing rights	0		0		0
FDIC loss share (income) expense	0		0		0
Adjustments (expense) to indemnity reserves on loans sold	0		0		0
Earnings from investments under the equity method, net of dividends or distributions	0		0		0
Deferred income tax (benefit) expense	37		(54)		(18)
Loss (gain) on:
Disposition of premises and equipment and other productive assets	0		0		0
Proceeds from insurance claims	0
Early extinguishment of debt	0
Sale and valuation adjustments of debt securities			0		0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0		0		0
Sale of foreclosed assets, including write-downs	0		0		0
Acquisitions of loans held-for-sale	0		0		0
Proceeds from sale of loans held-for-sale	0		0		0
Net originations on loans held-for-sale	0		0		0
Net decrease (increase) in:
Trading debt securities	(101)		0		0
Equity securities	0		(31)		133
Accrued income receivable	(66)		121		54
Other assets	948		2,122		(2,972)
Net (decrease) increase in:
Interest payable	66		(121)		(54)
Pension and other postretirement benefits obligation	0		0		0
Other liabilities	(1,044)		341		3,018
Total adjustments	277,630		(220,636)		189,157
Net cash (used in) provided by operating activities	(453,337)		(205,548)		(102,212)
Cash flows from investing activities:
Net increase (decrease) in money market investments	(57,519)		(18,255)		(18,868)
Purchases of investment securities:
Available-for-sale	0		0		0
Equity	140		0		0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0		0		0
Held-to-maturity	0		0		0
Equity					0
Proceeds from sale of investment securities:
Available-for-sale			0		0
Equity	0		0		0
Net repayments (disbursements) on loans	0		0		0
Proceeds from sale of loans	0		(37,864)		0
Acquisition of loan portfolios	0		37,864		0
Acquisition of trademark			0		0
Net payments (to) from FDIC under loss sharing agreements	0		0		0
Payments to acquire businesses, net of cash acquired	0
Capital Contribution Subsidiaries	87,000		0
Return of capital from wholly owned subsidiaries	(13,000)		(32,800)		(14,000)
Acquisition of premises and equipment	0		0		0
Proceeds from insurance claims	0
Proceeds from sale of:
Premises and equipment and other productive assets	0		0		0
Foreclosed assets	0		0		0
Net cash (used in) provided by investing activities	16,621		(51,055)		(32,868)
Net increase (decrease) in:
Deposits	37,676		18,157		(4,369)
Assets sold under agreements to repurchase	0		0		0
Other short-term borrowings	0		0
Payments of notes payable	0		0		0
Payments for debt extinguishment	0
Proceeds from issuance of notes payable	0		0		0
Proceeds from issuance of common stock	0		0		0
Dividends paid to parent company	453,200		211,500		102,300
Dividends paid	0		0		0
Net payments for repurchase of common stock	(4)		4		(88)
Return of capital to parent company	13,000		32,800		14,000
Capital contribution from parent	(87,000)		(5,955)
Payments related to tax witholding for share-based compensation	0		0		0
Net cash (used in) provided by financing activities	416,872		256,506		111,843
Net (decrease) increase in cash and due from banks, and restricted cash	(19,844)		(97)		(23,237)
Cash and due from banks and restricted cash at beginning of period	(48,178)		(48,081)		(24,844)
Cash and due from banks and restricted cash at end of period	(68,022)		(48,178)		(48,081)
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net Income	618,158		107,681		216,691
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	(208,763)		69,070		(146,287)
Provision (reversal) for loan losses	(251)		403		(35)
Goodwill impairment charge					0
Amortization of intangibles	41		0		0
Depreciation and amortization of premises and equipment	743		649		654
Net accretion of discounts and amortization of premiums and deferred fees	2,022		2,086		2,087
Share-based compensation	7,441		0		0
Impairment losses on long-lived assets	0		0
Other-than-temporary impairment on investment securities			0		0
Fair value adjustments on mortgage servicing rights	0		0		0
FDIC loss share (income) expense	0		0		0
Adjustments (expense) to indemnity reserves on loans sold	0		0		0
Earnings from investments under the equity method, net of dividends or distributions	(14,333)		(7,765)		(7,572)
Deferred income tax (benefit) expense	0		0		19
Loss (gain) on:
Disposition of premises and equipment and other productive assets	22		(8)		(2)
Proceeds from insurance claims	0
Early extinguishment of debt	12,522		0		0
Sale and valuation adjustments of debt securities			0		0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0		0		0
Sale of foreclosed assets, including write-downs	0		42		52
Acquisitions of loans held-for-sale	0		0		0
Proceeds from sale of loans held-for-sale	0		0		0
Net originations on loans held-for-sale	0		0		0
Net decrease (increase) in:
Trading debt securities	0		0		0
Equity securities	(1,583)		(1,346)		(524)
Accrued income receivable	85		(748)		(27)
Other assets	(506)		8,761		(867)
Net (decrease) increase in:
Interest payable	(10,288)		0		0
Pension and other postretirement benefits obligation	0		0		0
Other liabilities	8,059		3,230		(3,854)
Total adjustments	(204,789)		74,374		(156,356)
Net cash (used in) provided by operating activities	413,369		182,055		60,335
Cash flows from investing activities:
Net increase (decrease) in money market investments	70,000		6,000		10,008
Purchases of investment securities:
Available-for-sale	0		0		0
Equity	0		0		0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0		0		0
Held-to-maturity	0		0		0
Equity					0
Proceeds from sale of investment securities:
Available-for-sale			0		0
Equity	0		0		0
Net repayments (disbursements) on loans	536		181		35
Proceeds from sale of loans	0		0		0
Acquisition of loan portfolios	0		(31,909)		0
Acquisition of trademark	0		(5,560)		0
Net payments (to) from FDIC under loss sharing agreements	0		0		0
Payments to acquire businesses, net of cash acquired	0
Capital Contribution Subsidiaries	(87,000)		(5,955)		0
Return of capital from wholly owned subsidiaries	13,000		22,400		14,000
Acquisition of premises and equipment	(1,099)		(965)		(953)
Proceeds from insurance claims	0
Proceeds from sale of:
Premises and equipment and other productive assets	293		23		56
Foreclosed assets	0		38		434
Net cash (used in) provided by investing activities	(4,270)		(15,747)		23,895
Net increase (decrease) in:
Deposits	0		0		0
Assets sold under agreements to repurchase	0		0		0
Other short-term borrowings	0		0
Payments of notes payable	(448,518)		0		0
Payments for debt extinguishment	(12,522)		0		0
Proceeds from issuance of notes payable	293,819		0		0
Proceeds from issuance of common stock	11,653		7,016		7,437
Dividends paid to parent company	0		0		0
Dividends paid	(105,441)		(95,910)		(65,932)
Net payments for repurchase of common stock	(125,731)		(75,668)		(475)
Return of capital to parent company	0		0		0
Capital contribution from parent	0		0
Payments related to tax witholding for share-based compensation	(2,201)		(1,756)		(1,623)
Net cash (used in) provided by financing activities	(388,941)		(166,318)		(60,593)
Net (decrease) increase in cash and due from banks, and restricted cash	20,158		(10)		23,637
Cash and due from banks and restricted cash at beginning of period	48,120		48,130		24,493
Cash and due from banks and restricted cash at end of period	68,278		48,120		48,130
PNA Holding Co.
Cash flows from operating activities:
Net Income	57,204		(154,658)		34,202
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	(69,027)		153,944		(42,709)
Provision (reversal) for loan losses	0		0		0
Goodwill impairment charge					0
Amortization of intangibles	0		0		0
Depreciation and amortization of premises and equipment	0		0		0
Net accretion of discounts and amortization of premiums and deferred fees	27		27		28
Share-based compensation	0
Impairment losses on long-lived assets	0		0
Other-than-temporary impairment on investment securities			0		0
Fair value adjustments on mortgage servicing rights	0		0		0
FDIC loss share (income) expense	0		0		0
Adjustments (expense) to indemnity reserves on loans sold	0		0		0
Earnings from investments under the equity method, net of dividends or distributions	(737)		(921)		2,559
Deferred income tax (benefit) expense	1,531		(8,382)		(4,581)
Loss (gain) on:
Disposition of premises and equipment and other productive assets	0		0		0
Proceeds from insurance claims	0
Early extinguishment of debt	0
Sale and valuation adjustments of debt securities			0		0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	0		0		0
Sale of foreclosed assets, including write-downs	0		0		0
Acquisitions of loans held-for-sale	0		0		0
Proceeds from sale of loans held-for-sale	0		0		0
Net originations on loans held-for-sale	0		0		0
Net decrease (increase) in:
Trading debt securities	0		0		0
Equity securities	0		0		0
Accrued income receivable	(4)		26		(23)
Other assets	(83)		0		(3)
Net (decrease) increase in:
Interest payable	(1,891)		0		0
Pension and other postretirement benefits obligation	0		0		0
Other liabilities	(99)		(758)		(624)
Total adjustments	(70,283)		143,936		(45,353)
Net cash (used in) provided by operating activities	(13,079)		(10,722)		(11,151)
Cash flows from investing activities:
Net increase (decrease) in money market investments	(12,481)		10,455		10,668
Purchases of investment securities:
Available-for-sale	0		0		0
Equity	0		0		0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0		0		0
Held-to-maturity	1,637		0		0
Equity					0
Proceeds from sale of investment securities:
Available-for-sale			0		0
Equity	0		0		0
Net repayments (disbursements) on loans	0		0		0
Proceeds from sale of loans	0		0		0
Acquisition of loan portfolios	0		0		0
Acquisition of trademark			0		0
Net payments (to) from FDIC under loss sharing agreements	0		0		0
Payments to acquire businesses, net of cash acquired	0
Capital Contribution Subsidiaries	0		0
Return of capital from wholly owned subsidiaries	0		10,400		0
Acquisition of premises and equipment	0		0		0
Proceeds from insurance claims	0
Proceeds from sale of:
Premises and equipment and other productive assets	0		0		0
Foreclosed assets	0		0		0
Net cash (used in) provided by investing activities	(4,881)		20,993		11,142
Net increase (decrease) in:
Deposits	0		0		0
Assets sold under agreements to repurchase	0		0		0
Other short-term borrowings	0		0
Payments of notes payable	(54,502)		0		0
Payments for debt extinguishment	0
Proceeds from issuance of notes payable	0		0		0
Proceeds from issuance of common stock	0		0		0
Dividends paid to parent company	0		0		0
Dividends paid	0		0		0
Net payments for repurchase of common stock	0		0		0
Return of capital to parent company	0		(10,400)		0
Capital contribution from parent	72,000		0
Payments related to tax witholding for share-based compensation	0		0		0
Net cash (used in) provided by financing activities	17,498		(10,400)		0
Net (decrease) increase in cash and due from banks, and restricted cash	(462)		(129)		(9)
Cash and due from banks and restricted cash at beginning of period	462		591		600
Cash and due from banks and restricted cash at end of period	0		462		591
All other subsidiaries and eliminations
Cash flows from operating activities:
Net Income	673,763		139,570		257,167
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	0		0		0
Provision (reversal) for loan losses	228,323		325,021		170,051
Goodwill impairment charge					3,801
Amortization of intangibles	9,285		9,378		12,144
Depreciation and amortization of premises and equipment	52,557		47,715		46,220
Net accretion of discounts and amortization of premiums and deferred fees	(89,203)		(24,423)		(42,901)
Share-based compensation	3,080
Impairment losses on long-lived assets	272		4,784
Other-than-temporary impairment on investment securities			8,299		209
Fair value adjustments on mortgage servicing rights	8,477		36,519		25,336
FDIC loss share (income) expense	(94,725)		10,066		207,779
Adjustments (expense) to indemnity reserves on loans sold	12,959		22,377		17,285
Earnings from investments under the equity method, net of dividends or distributions	(9,147)		(9,561)		(9,392)
Deferred income tax (benefit) expense	(13,888)		215,864		66,154
Loss (gain) on:
Disposition of premises and equipment and other productive assets	15,962		4,289		4,096
Proceeds from insurance claims	20,147
Early extinguishment of debt	0
Sale and valuation adjustments of debt securities			(83)		(39)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(9,681)		(16,670)		(35,517)
Sale of foreclosed assets, including write-downs	6,833		21,673		19,305
Acquisitions of loans held-for-sale	(232,264)		(244,385)		(310,217)
Proceeds from sale of loans held-for-sale	66,687		69,464		89,887
Net originations on loans held-for-sale	(254,582)		(315,522)		(510,783)
Net decrease (increase) in:
Trading debt securities	458,548		503,108		754,478
Equity securities	(39)		108		8,878
Accrued income receivable	49,273		(75,201)		(13,812)
Other assets	264,482		(76,727)		(43,288)
Net (decrease) increase in:
Interest payable	2,327		2,670		219
Pension and other postretirement benefits obligation	4,558		(13,100)		(55,678)
Other liabilities	(233,160)		25,466		(11,781)
Total adjustments	226,787		531,129		392,434
Net cash (used in) provided by operating activities	900,550		670,699		649,601
Cash flows from investing activities:
Net increase (decrease) in money market investments	1,083,515		(2,365,132)		(715,346)
Purchases of investment securities:
Available-for-sale	(10,050,165)		(4,139,650)		(3,407,779)
Equity	(13,208)		(29,672)		(14,130)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	6,946,209		2,023,295		1,227,966
Held-to-maturity	5,643		6,232		4,588
Equity					9,539
Proceeds from sale of investment securities:
Available-for-sale			14,423		4,815
Equity	24,209		30,250		0
Net repayments (disbursements) on loans	(7,201)		(398,857)		(267,240)
Proceeds from sale of loans	29,669		38,279		141,363
Acquisition of loan portfolios	(601,550)		(541,489)		(535,445)
Acquisition of trademark			5,560		0
Net payments (to) from FDIC under loss sharing agreements	(25,012)		(7,679)		98,518
Payments to acquire businesses, net of cash acquired	(1,843,333)
Capital Contribution Subsidiaries	0		5,955
Return of capital from wholly owned subsidiaries	0		0		0
Acquisition of premises and equipment	(79,450)		(61,732)		(99,367)
Proceeds from insurance claims	20,147
Proceeds from sale of:
Premises and equipment and other productive assets	8,892		9,730		8,841
Foreclosed assets	105,371		96,502		82,923
Net cash (used in) provided by investing activities	(4,398,137)		(5,305,929)		(3,456,695)
Net increase (decrease) in:
Deposits	4,221,975		4,935,948		3,290,797
Assets sold under agreements to repurchase	(109,391)		(88,505)		(282,719)
Other short-term borrowings	(96,167)		95,008
Payments of notes payable	(252,946)		(95,607)		(254,816)
Payments for debt extinguishment	0
Proceeds from issuance of notes payable	180,000		55,000		165,047
Proceeds from issuance of common stock	(4,385)		0		0
Dividends paid to parent company	(453,200)		(211,500)		102,300
Dividends paid	0		0		0
Net payments for repurchase of common stock	471		0		0
Return of capital to parent company	(13,000)		(22,400)		(14,000)
Capital contribution from parent	15,000		5,955
Payments related to tax witholding for share-based compensation	0		0		0
Net cash (used in) provided by financing activities	3,488,357		4,673,899		2,802,009
Net (decrease) increase in cash and due from banks, and restricted cash	(9,230)		38,669		(5,085)
Cash and due from banks and restricted cash at beginning of period	412,225		373,556		378,641
Cash and due from banks and restricted cash at end of period	$ 402,995		$ 412,225		$ 373,556

[1]	Refer to Note 5 - Restrictions on cash and due from banks and certain securities for nature of restrictions.